Summary of significant accounting policies (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Nonrecourse Securitization Debt
Collateralized accounts receivables and loans	¥ 4,320,000,000	¥ 0
Weighted average interest rate	5.30%
Minimum
Land use rights, net
Estimated useful lives	40 years
Maximum
Land use rights, net
Estimated useful lives	70 years
Domain name
Intangible assets, net
Estimated useful lives	10 years
Copyrights | Minimum
Intangible assets, net
Estimated useful lives	2 years
Copyrights | Maximum
Intangible assets, net
Estimated useful lives	5 years